Transactions with Related Parties - Tsakos Energy Management Limited (Details) (USD $)	12 Months Ended					24 Months Ended	12 Months Ended	24 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended	15 Months Ended	21 Months Ended	15 Months Ended	21 Months Ended	6 Months Ended		3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Tsakos Energy Management Limited	Dec. 31, 2011 Operating vessels	Dec. 31, 2013 Operating vessels	Dec. 31, 2011 Chartered in/out or on a bare-boat basis	Dec. 31, 2013 Chartered in/out or on a bare-boat basis	Dec. 31, 2013 DP2 Shuttle Tankers	Dec. 31, 2013 Capital raising offerings	Mar. 31, 2012 LNG Carriers	Dec. 31, 2013 LNG Carriers	Mar. 31, 2012 LNG Carriers Tsakos Energy Management Limited	Dec. 31, 2013 LNG Carriers Tsakos Energy Management Limited	Mar. 31, 2012 LNG Carriers Third Party Manager	Dec. 31, 2013 LNG Carriers Third Party Manager	Dec. 31, 2013 VLCC Millennium	Dec. 31, 2013 VLCC Millennium Third Party Manager	Dec. 31, 2013 Suezmax Eurochampion 2004	Dec. 31, 2013 Suezmax Eurochampion 2004 Third Party Manager
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage				10.00%
Yearly increase basis				12 month Euribor
Monthly management fees					$ 27,000	$ 27,500	$ 20,000	$ 20,400	$ 35,000		$ 32,000	$ 35,000	$ 7,000	$ 10,000	$ 25,000	$ 25,000	$ 27,500	$ 13,700	$ 27,500	$ 12,000
Management incentive award	0	0	0							500,000
Years required for cancellation written notice for agreement				one year notice
Days required for cancellation written notice for agreement				ten days notice
Compensation to Management company after contract termination with Directors				145,291,000
Supervisory services per month, per vessel	20,400	20,400	20,000
Supervisory services	$ 492,000	$ 612,000	$ 588,000